Revenue	12 Months Ended
Dec. 31, 2021
Revenue
Revenue

5            Revenue

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Non-surgical aesthetic medical services	489,569	452,670	334,248
Surgical aesthetic medical services	319,239	401,645	243,070
General healthcare services and other aesthetic medical services	60,242	47,258	68,275
	869,050	901,573	645,593

Revenue is recognised at a point in time when the respective services are rendered. All of the contract liabilities as of 31 December 2020 (RMB8,639,000) and 2021 (RMB236,476,000)  were recognised as revenue in the subsequent 12-month period.